ORGANIZATION AND DESCRIPTION OF THE COMPANY - Narrative (Details) $ / shares in Units, $ in Millions						12 Months Ended
	Mar. 15, 2022 USD ($) shares	Mar. 15, 2022 USD ($) shares	Mar. 14, 2022 USD ($) agreement $ / shares shares	Nov. 29, 2021 shares	Jun. 21, 2021 shares	Dec. 31, 2023 USD ($) agreement	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Exchangeable shares received for every two LP Units held (in shares) | shares	1	1
Exchange ratio | shares	0.5	0.5
Common shares transferred (in shares) | shares				7,000,000	7,000,000
Capital provided by others who have interests in operating subsidiaries						$ 1,185	$ 2,218	$ 0
Number of credit agreements expected to entered into | agreement						2
Non-interest Bearing Demand Promissory | Subsidiary Of Parent
Disclosure of detailed information about borrowings [line items]
Accounts payable and other	$ 271	$ 271
BBUC Reorganization Loans | Subsidiary Of Parent
Disclosure of detailed information about borrowings [line items]
Accounts payable and other									$ 1,900
Brookfield Business Partners LP Subsidiary
Disclosure of detailed information about borrowings [line items]
Capital provided by others who have interests in operating subsidiaries		271
Repayments of bonds, notes and debentures			$ 50
Special distribution | Brookfield Business Partners L.P.
Disclosure of detailed information about borrowings [line items]
Number of credit agreements expected to entered into | agreement			2
Borrowings transaction | Brookfield Business Partners L.P.
Disclosure of detailed information about borrowings [line items]
Term of credit facility			10 years
Maximum borrowing capacity			$ 1,000
Equity commitment
Disclosure of detailed information about borrowings [line items]
Equity commitment amount			$ 2,000
Equity commitment, subscription of Class C Shares, days listed for exchangeable shares prior to call date			5 days
Equity commitment, subscription of preferred shares, price (in dollars per share) | $ / shares			$ 25.00
Equity commitment, minimum amount per tranche			$ 10
Credit guarantee agreement | Revolving Acquisition Credit Facility | Brookfield Business Partners
Disclosure of detailed information about borrowings [line items]
Provision of guarantees or collateral to entity, related party transactions		1,000
Credit guarantee agreement | Bilateral Credit Facilities | Brookfield Business Partners
Disclosure of detailed information about borrowings [line items]
Provision of guarantees or collateral to entity, related party transactions		$ 2,300
Class A Exchangeable Subordinate Voting Shares
Disclosure of detailed information about borrowings [line items]
Number of partnership units issued upon conversion of shares (in units) | shares	1	1
Notice period for redemption of all outstanding shares (in days)	60 years
Class A Exchangeable Subordinate Voting Shares | Brookfield and its subsidiaries, other than entities within the group
Disclosure of detailed information about borrowings [line items]
Number of shares distributed (in shares) | shares			35,000,000
Class A Exchangeable Subordinate Voting Shares | Brookfield Business Partners L.P.
Disclosure of detailed information about borrowings [line items]
Number of shares distributed (in shares) | shares			38,000,000
Class C Non-Voting Shares
Disclosure of detailed information about borrowings [line items]
Number of shares issued through conversion of shares (in shares) | shares			26,000,000
Class B Multiple Voting Shares | Special distribution
Disclosure of detailed information about borrowings [line items]
Number of shares issued (in shares) | shares			1
Class C Exchangeable Shares | Brookfield Business Partners LP Subsidiary
Disclosure of detailed information about borrowings [line items]
Number of shares issued (in shares) | shares	73,000,000	73,000,000
Brookfield Business Partners L.P. | Brookfield Business Corporation
Disclosure of detailed information about borrowings [line items]
Voting interest (%)		75.00%
Brookfield Business Partners L.P. | Borrowings transaction | Brookfield Business Corporation
Disclosure of detailed information about borrowings [line items]
Term of credit facility			10 years
Maximum borrowing capacity			$ 1,000
Shareholders, excluding Brookfield
Disclosure of detailed information about borrowings [line items]
Proportion of voting rights held		9.00%
Shareholders, excluding Brookfield | Class A Exchangeable Subordinate Voting Shares
Disclosure of detailed information about borrowings [line items]
Proportion of issued and outstanding shares held	35.30%	35.30%
Brookfield
Disclosure of detailed information about borrowings [line items]
Proportion of voting rights held		16.00%
Brookfield | Class A Exchangeable Subordinate Voting Shares
Disclosure of detailed information about borrowings [line items]
Proportion of issued and outstanding shares held	64.70%	64.70%
Shareholders
Disclosure of detailed information about borrowings [line items]
Proportion of voting rights held		25.00%
Brookfield and Brookfield Business Partners L.P.
Disclosure of detailed information about borrowings [line items]
Proportion of voting rights held		91.00%